T. ROWE PRICE Latin America Fund
January 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 6.5%
Common Stocks 6.5%
Globant (USD) (1) 39,321 6,377
MercadoLibre (USD) (1) 13,153 15,543
Tenaris, ADR (USD)  134,182 4,757
Total Argentina (Cost
$12,066
)
26,677
BRAZIL 57.8%
Common Stocks 44.7%
Ambev, ADR (USD)  6,202,220 16,498
Arco Platform, Class A (USD) (1)(2) 206,035 2,728
B3  8,921,760 22,795
Banco BTG Pactual  2,013,564 8,568
CCR  2,390,618 5,538
CI&T, Class A (USD) (1)(2) 240,706 1,791
EDP - Energias Do Brasil  443,765 1,796
Grupo SBF  1,044,243 2,275
Intelbras Industria de Telecomunicacao Eletronica Brasileira  903,479 5,498
Klabin  1,294,642 4,953
Localiza Rent a Car (1) 4,102 14
Localiza Rent a Car  938,558 10,949
Lojas Renner  2,254,821 9,666
Magazine Luiza (1) 5,517,694 4,815
Multiplan Empreendimentos Imobiliarios  1,185,360 5,588
Natura  1,438,042 4,127
NU Holdings, Class A (USD) (1) 820,663 3,816
Patria Investments, Class A (USD)  124,654 1,923
Pet Center Comercio e Participacoes  1,379,815 1,968
Petroleo Brasileiro, ADR (USD)  892,077 10,348
Petroleo Brasileiro, Preference Shares, ADR (USD)  311,453 3,214
Porto Seguro  453,792 2,324
Raia Drogasil  3,262,648 16,004
Rede D'Or Sao Luiz  820,365 5,160
Sendas Distribuidora  524,100 2,022
Suzano  1,038,857 9,506
TIM, ADR (USD)  358,257 4,149
Vale, ADR (USD)  451,140 8,427
WEG  911,132 6,880
183,340
Preferred Stocks 13.1%
Banco Bradesco  5,802,735 16,083
Itau Unibanco Holding  6,550,404 32,686

T. ROWE PRICE Latin America Fund

Shares $ Value
(Cost and value in $000s)
Marcopolo  8,247,491 4,890
53,659
Total Brazil (Cost
$182,592
)
236,999
CANADA 0.5%
Common Stocks 0.5%
ERO Copper (1)(2) 120,220 1,974
Total Canada (Cost
$1,655
)
1,974
CHILE 2.2%
Common Stocks 2.2%
Banco Santander Chile, ADR (USD)  546,540 9,242
Total Chile (Cost
$8,066
)
9,242
MEXICO 24.7%
Common Stocks 24.7%
Arca Continental (2) 594,105 5,240
Becle (2) 1,802,550 4,369
Corp. Inmobiliaria Vesta  663,167 1,805
Fresnillo (GBP)  190,972 1,940
Gruma, Class B  404,027 5,860
Grupo Aeroportuario del Pacifico, ADR (USD)  49,817 8,597
Grupo Aeroportuario del Sureste, ADR (USD)  31,936 8,686
Grupo Comercial Chedraui  514,938 2,536
Grupo Financiero Banorte, Class O  2,409,777 19,964
Grupo Mexico, Series B  3,319,714 14,765
Regional (2) 351,056 3,038
Wal-Mart de Mexico  6,261,979 24,449
Total Mexico (Cost
$58,457
)
101,249
PERU 3.6%
Common Stocks 3.6%
Credicorp (USD)  78,174 10,499
InRetail Peru (USD)  129,965 4,419
Total Peru (Cost
$7,630
)
14,918

T. ROWE PRICE Latin America Fund

Shares $ Value
(Cost and value in $000s)
UNITED STATES 0.9%
Common Stocks 0.4%
MELI Kaszek Pioneer, Class A (1) 150,832 1,525
1,525
Convertible Preferred Stocks 0.5%
Rappi, Series E, Acquisition Date: 9/8/20, Cost $3,685 (1)(3)(4) 61,675 2,221
2,221
Total United States (Cost
$5,193
)
3,746
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 3.0%
T. Rowe Price Government Reserve Fund, 4.36% (5)(6) 12,384,623 12,384
Total Short-Term Investments (Cost $12,384) 12,384
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.36% (5)(6) 626,743 627
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 627
Total Securities Lending Collateral (Cost $627) 627
Total Investments in Securities 99.4%
(Cost $288,670) $ 407,816
Other Assets Less Liabilities 0.6% 2,433
Net Assets 100.0% $ 410,249

T. ROWE PRICE Latin America Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2023.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$2,221 and represents 0.5% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
GBP British Pound
USD U.S. Dollar

T. ROWE PRICE Latin America Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.36% $ — $ — $ 96++
Totals $ —# $ — $ 96+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
01/31/23
T. Rowe Price Government
Reserve Fund, 4.36% $ 22,871  ¤  ¤ $ 13,011
Total $ 13,011^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $96 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $13,011.

T. ROWE PRICE Latin America Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Latin America Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Latin America Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Latin America Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Latin America Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F97-054Q1 01/23
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 118,120 $ 220,805 $ — $ 338,925
Convertible Preferred Stocks — — 2,221 2,221
Preferred Stocks — 53,659 — 53,659
Short-Term Investments 12,384 — — 12,384
Securities Lending Collateral 627 — — 627
Total $ 131,131 $ 274,464 $ 2,221 $ 407,816